1
DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2024
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third
Shares Security Description Value
Common Stock - 100.1%
Communication Services - 3.6%
56,417 Alphabet, Inc., Class C
(a)
$ 8,590,052
Consumer Discretionary - 6.9%
78,782 Amazon.com, Inc.
(a)
14,210,697
28,694 CarMax, Inc.
(a)
2,499,535
16,710,232
Financials - 19.0%
8,883 Kinsale Capital Group, Inc. 4,661,265
3,159 Markel Group, Inc.
(a)
4,806,355
22,373 Mastercard, Inc., Class A 10,774,166
14,266 Moody's Corp. 5,606,966
21,324 S&P Global, Inc.
(a)
9,072,296
38,424 Visa, Inc., Class A 10,723,370
45,644,418
Health Care - 18.0%
91,280 Bio-Techne Corp. 6,425,199
33,561 Danaher Corp. 8,380,853
16,702 Intuitive Surgical, Inc.
(a)
6,665,601
11,834 Thermo Fisher Scientific, Inc. 6,878,039
30,970 Veeva Systems, Inc., Class A
(a)
7,175,439
11,619 West Pharmaceutical Services, Inc. 4,597,755
18,481 Zoetis, Inc. 3,127,170
43,250,056
Industrials - 22.4%
77,984 Fastenal Co. 6,015,686
52,854 HEICO Corp., Class A 8,136,345
31,452 Old Dominion Freight Line, Inc. 6,897,738
28,212 SiteOne Landscape Supply, Inc.
(a)
4,924,405
9,240 TransDigm Group, Inc. 11,379,984
75,028 Veralto Corp. 6,651,982
35,786 Waste Connections, Inc. 6,155,550
80,186 WillScot Mobile Mini Holdings
Corp.
(a)
3,728,649
53,890,339
Information Technology - 16.7%
20,917 ANSYS, Inc.
(a)
7,261,546
2,000 ASML Holding NV 1,940,940
9,564 Atlassian Corp., Class A
(a)
1,866,032
5,673 Crowdstrike Holdings, Inc.,
Class A
(a)
1,818,707
58,367 Guidewire Software, Inc.
(a)
6,812,013
6,646 Intuit, Inc. 4,319,900
21,724 Microsoft Corp. 9,139,721
6,971 Monolithic Power Systems, Inc. 4,722,295
2,800 Sprout Social, Inc., Class A
(a)
167,188
26,615 Workiva, Inc.
(a)
2,256,952
40,305,294
Shares Security Description Value
Materials - 8.2%
26,375 Ecolab, Inc. $ 6,089,987
14,266 The Sherwin-Williams Co. 4,955,010
32,315 Vulcan Materials Co. 8,819,410
19,864,407
Real Estate - 5.3%
83,456 CBRE Group, Inc., Class A
(a)
8,115,261
47,990 CoStar Group, Inc.
(a)
4,635,834
12,751,095
Total Common Stock (Cost $100,530,841) 241,005,893
Money Market Fund - 0.8%
1,916,638 First American Treasury
Obligations Fund,
Class X, 5.23%
(b)
(Cost $1,916,638) 1,916,638
Investments, at value - 100.9% (Cost
$102,447,479) $ 242,922,531
Other Assets & Liabilities, Net - (0.9)% (2,057,532)
Net Assets - 100.0% $ 240,864,999
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2024.

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2024
party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 242,922,531
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 242,922,531